Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Allowance for doubtful accounts receivable	$ 12,617	$ 14,555
Accumulated depreciation, Property, plant and equipment	$ 183,965	$ 146,044
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,300,000,000	1,300,000,000
Common stock, shares issued	185,861,777	154,879,299
Common stock, shares outstanding	185,861,777	154,879,299
Treasury stock, shares	961,566	936,300
CommScope Holding Company, Inc. [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,300,000,000	1,300,000,000
Common stock, shares issued	185,861,777	154,879,299
Common stock, shares outstanding	185,861,777	154,879,299
Treasury stock, shares	961,566	936,300